Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Technology Portfolio
September 30, 2025
VTC-NPRT3-1125
1.807723.121
Common Stocks - 94.7%
	Shares	Value ($)
CANADA - 2.4%
Information Technology - 2.4%
IT Services - 2.4%
Shopify Inc Class A (United States) (b)	556,900	82,760,909
CHINA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
China Medical Technologies Inc ADR (b)(c)	300	0
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	94,814	1
TOTAL CHINA		1
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	24,200	3,530,233
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (d)	5,600	356,216
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (c)(e)	167,111	612,244
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	43,399	59,457
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	3,710	734,376
NETHERLANDS - 4.6%
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding NV	28,800	28,085,387
NXP Semiconductors NV	568,004	129,351,551

TOTAL NETHERLANDS		157,436,938
TAIWAN - 2.5%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	94,814	0
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	1,984,000	86,208,935
TOTAL TAIWAN		86,208,935
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(f)(g)	955,100	2,308,272
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (c)(e)	3,331	4,423,035
TOTAL UNITED KINGDOM		6,731,307
UNITED STATES - 84.9%
Communication Services - 0.8%
Entertainment - 0.8%
Netflix Inc (b)	22,632	27,133,957
Consumer Discretionary - 1.1%
Broadline Retail - 1.0%
Amazon.com Inc (b)	155,400	34,121,178
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc Class A (b)	40,900	4,966,078
TOTAL CONSUMER DISCRETIONARY		39,087,256

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	10,890	400,316
Industrials - 1.9%
Aerospace & Defense - 0.0%
Relativity Space Inc (b)(c)	2,421	2,566
Ground Transportation - 1.9%
CreateAI Holdings Inc Class A (b)	31,800	13,038
Lyft Inc Class A (b)	180,097	3,963,935
Uber Technologies Inc (b)	591,652	57,964,147
		61,941,120
TOTAL INDUSTRIALS		61,943,686

Information Technology - 81.1%
Communications Equipment - 3.9%
Cisco Systems Inc	1,973,100	134,999,502
IT Services - 5.4%
CoreWeave Inc (f)	12,205	1,670,254
CoreWeave Inc Class A (b)	192,000	26,275,200
MongoDB Inc Class A (b)	85,784	26,625,638
Okta Inc Class A (b)	508,533	46,632,476
Snowflake Inc (b)	367,168	82,814,743
		184,018,311
Semiconductors & Semiconductor Equipment - 38.4%
Astera Labs Inc (b)	207,312	40,591,690
Broadcom Inc	52,600	17,353,266
GlobalFoundries Inc (b)	1,915,735	68,659,942
Marvell Technology Inc	1,624,214	136,547,671
Micron Technology Inc	497,815	83,294,406
NVIDIA Corp	4,556,592	850,168,935
ON Semiconductor Corp (b)	2,275,293	112,194,698
		1,308,810,608
Software - 21.0%
Autodesk Inc (b)	23,300	7,401,711
Celestial AI Inc (c)(e)	3,687	70,385
Crowdstrike Holdings Inc Class A (b)	99,487	48,786,435
CyberArk Software Ltd (b)	75,200	36,332,880
Datadog Inc Class A (b)	475,616	67,727,718
Figma Inc Class A	7,800	404,586
HubSpot Inc (b)	68,633	32,106,517
Manhattan Associates Inc (b)	245,524	50,327,510
Microsoft Corp	710,400	367,951,680
Monday.com Ltd (b)	29,470	5,708,044
Netskope Inc (b)	9,400	213,662
OpenAI Global LLC rights (b)(c)(e)	1,521,400	3,149,298
OpenAI Global LLC rights (b)(c)(e)	423,900	580,743
Servicenow Inc (b)	86,434	79,543,482
Zscaler Inc (b)	62,179	18,632,559
		718,937,210
Technology Hardware, Storage & Peripherals - 12.4%
Apple Inc	1,347,760	343,180,129
Sandisk Corp/DE	177,540	19,919,988
Western Digital Corp	509,620	61,184,977
		424,285,094
TOTAL INFORMATION TECHNOLOGY		2,771,050,725

TOTAL UNITED STATES		2,899,615,940
TOTAL COMMON STOCKS (Cost $1,453,011,669)		3,238,046,556

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(e) (Cost $55,237)	55,238	39,296

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (b)(c)(e)	9,903	2,560,916
INDIA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series E-1 (c)(e)	75,000	111,750
Meesho Series F (c)(e)	1,043,847	1,555,332
		1,667,082
Information Technology - 0.1%
Software - 0.1%
Pine Labs Ltd/India Series 1 (c)(e)	399,337	1,463,049
Pine Labs Ltd/India Series A (c)(e)	99,834	365,761
Pine Labs Ltd/India Series B (c)(e)	108,610	397,914
Pine Labs Ltd/India Series B2 (c)(e)	87,752	321,497
Pine Labs Ltd/India Series C (c)(e)	163,296	598,267
Pine Labs Ltd/India Series C1 (c)(e)	34,465	126,269
Pine Labs Ltd/India Series D (c)(e)	36,754	134,655
		3,407,412
TOTAL INDIA		5,074,494
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(e)	37,800	48,762
Xsight Labs Ltd Series F (c)(e)	144,663	611,924

TOTAL ISRAEL		660,686
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(e)	200	50,992
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(e)	5,260	210,821
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(e)	14,600	192,720
Tenstorrent Holdings Inc Series C1 (b)(c)(e)	4,586	346,335
Tenstorrent Holdings Inc Series D1 (b)(c)(e)	20,361	1,628,066
Tenstorrent Holdings Inc Series D2 (b)(c)(e)	1,677	129,430
		2,296,551
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (c)(e)	58,800	2,130,465
Enevate Corp Series E (b)(c)(e)	3,556,678	995,870
Vast Data Ltd Series A (b)(c)(e)	12,260	286,393
Vast Data Ltd Series A1 (b)(c)(e)	30,177	704,935
Vast Data Ltd Series A2 (b)(c)(e)	34,713	810,896
Vast Data Ltd Series B (b)(c)(e)	27,621	645,227
Vast Data Ltd Series C (b)(c)(e)	805	18,804
Vast Data Ltd Series E (b)(c)(e)	26,394	616,564
		6,209,154
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(e)	91,800	3,356,208
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(e)	50,104	547,136
Retym Inc Series D (c)(e)	12,430	142,820
SiMa Technologies Inc Series B (b)(c)(e)	85,000	540,600
SiMa Technologies Inc Series B1 (b)(c)(e)	36,016	267,599
		1,498,155
Software - 1.3%
Anthropic PBC Series B (b)(c)(e)	78,539	11,071,643
Anthropic PBC Series D (b)(c)(e)	79,696	11,818,120
Anthropic PBC Series F (c)(e)	15,400	2,170,938
Celestial AI Inc Series A (c)(e)	23,505	448,710
Celestial AI Inc Series B (c)(e)	17,687	337,645
Celestial AI Inc Series C1 (c)(e)	70,849	1,352,508
Databricks Inc Series G (b)(c)(e)	14,100	2,115,000
Databricks Inc Series H (b)(c)(e)	36,297	5,444,550
Databricks Inc Series I (b)(c)(e)	479	71,850
Databricks Inc Series J (c)(e)	15,590	2,338,500
Databricks Inc Series K (c)(e)	200	30,000
Runway AI Inc Series D (b)(c)(e)	220,780	3,236,635
		40,436,099
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(e)	29,615	1,396,940
Lightmatter Inc Series C2 (b)(c)(e)	4,652	227,204
Lightmatter Inc Series D (c)(e)	22,205	1,449,098
		3,073,242
TOTAL INFORMATION TECHNOLOGY		54,572,858

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(e)	56,576	1,577,339
TOTAL UNITED STATES		58,708,561
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $40,805,276)		67,004,657

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(e)(h)	197,659	110,287
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(e)	123,565	134,206
TOTAL INFORMATION TECHNOLOGY		244,493

TOTAL PREFERRED SECURITIES (Cost $321,224)		244,493

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	116,218,383	116,241,627
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	350,590	350,625
TOTAL MONEY MARKET FUNDS (Cost $116,592,252)			116,592,252

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,610,785,658)	3,421,927,254
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,750,776)
NET ASSETS - 100.0%	3,420,176,478

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,124,151 or 2.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,978,526 or 0.1% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,308,272 or 0.1% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	186,308

Anthropic PBC Series B	3/22/2024	2,450,784

Anthropic PBC Series D	5/31/2024	2,391,239

Anthropic PBC Series F	8/18/2025	2,170,901

Celestial AI Inc	2/25/2025	54,625

Celestial AI Inc Series A	2/25/2025	348,243

Celestial AI Inc Series B	2/25/2025	262,045

Celestial AI Inc Series C1	2/25/2025	1,234,912

Cerebras Systems Inc Series G	9/19/2025	2,130,465

Databricks Inc Series G	2/1/2021	833,629

Databricks Inc Series H	8/31/2021	2,667,254

Databricks Inc Series I	9/14/2023	35,207

Databricks Inc Series J	12/17/2024	1,442,075

Databricks Inc Series K	9/8/2025	29,999

Diamond Foundry Inc Series C	3/15/2021	1,357,824

Discord Inc Series I	9/15/2021	110,125

Douyin Co Ltd Series E1	11/18/2020	1,085,113

Enevate Corp 10% 5/12/2199	11/12/2024	55,237

Enevate Corp 6%	11/2/2023 - 10/31/2024	197,659

Enevate Corp Series E	1/29/2021	3,943,236

GoBrands Inc Series G	3/2/2021	1,313,513

Lightmatter Inc Series C1	5/19/2023	487,368

Lightmatter Inc Series C2	12/18/2023	120,960

Lightmatter Inc Series D	10/11/2024	1,781,519

Meesho Series E-1	4/18/2024	70,000

Meesho Series F	9/21/2021	1,311,096

OpenAI Global LLC rights	9/30/2024	1,521,400

OpenAI Global LLC rights	8/4/2025	423,900

Pine Labs Ltd/India	6/30/2021	490,191

Pine Labs Ltd/India Series 1	6/30/2021	1,171,034

Pine Labs Ltd/India Series A	6/30/2021	292,948

Pine Labs Ltd/India Series B	6/30/2021	318,675

Pine Labs Ltd/India Series B2	6/30/2021	257,526

Pine Labs Ltd/India Series C	6/30/2021	479,005

Pine Labs Ltd/India Series C1	6/30/2021	101,298

Pine Labs Ltd/India Series D	6/30/2021	108,010

Retym Inc Series C	5/17/2023 - 6/20/2023	389,900

Retym Inc Series D	1/29/2025	131,596

Revolut Group Holdings Ltd	12/27/2024	2,897,153

Runway AI Inc Series D	9/6/2024	2,393,648

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	123,565

SiMa Technologies Inc Series B	5/10/2021	435,829

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	255,386

Tenstorrent Holdings Inc Series C1	4/23/2021	272,690

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,604,986

Tenstorrent Holdings Inc Series D2	7/17/2024	127,418

Vast Data Ltd Series A	11/28/2023	134,860

Vast Data Ltd Series A1	11/28/2023	331,947

Vast Data Ltd Series A2	11/28/2023	381,843

Vast Data Ltd Series B	11/28/2023	303,831

Vast Data Ltd Series C	11/28/2023	8,855

Vast Data Ltd Series E	11/28/2023	580,668

X.Ai Holdings Corp Series C	11/22/2024	1,987,470

Xsight Labs Ltd Series D	2/16/2021	302,249

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	669,789

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,961,523	780,681,740	724,400,870	1,900,049	(766)	-	116,241,627	116,218,383	0.2%
Fidelity Securities Lending Cash Central Fund	-	36,529,878	36,179,253	3,399	-	-	350,625	350,590	0.0%
Total	59,961,523	817,211,618	760,580,123	1,903,448	(766)	-	116,592,252

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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